Stockholders' Equity - Schedule of Outstanding Under the Legacy Plan (Detail) - $ / shares	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding		198,000	198,000
Number of options, Granted			89,000	78,000	79,000
Number of options, Outstanding	222,000		222,000	198,000
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding	222,000	198,000	198,000	176,000	128,000
Number of options, Granted		89,000	89,000	78,000	79,000
Expired		(34,000)		(56,000)	(6,000)
Forfeited		(31,000)			(25,000)
Number of options, Outstanding		222,000		198,000	176,000
Weighted Average Exercise Price, Outstanding	$ 30.7	$ 51.71	$ 51.71	$ 87.05	$ 112.84
Granted		4.66		8.79	49.46
Expired		107.69		102.65	151.19
Forfeited		8.26			83.76
Weighted Average Exercise Price, Outstanding		$ 30.7		$ 51.71	$ 87.05